CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Other Contributed capital	Reserves	Accumulated loss
Balance at the beginning at Dec. 31, 2019	$ 205,966	$ 22,124	$ 199,121	$ 2,599	$ (17,878)
Loss for the period	(6,780)				(6,780)
Other comprehensive income for the Period	36,761			36,761
Total comprehensive income/(loss) for the Period	29,981			36,761	(6,780)
Shareholders’ contributions	63,753	5,100	58,653
Balance at the end at Dec. 31, 2020	299,700	27,224	257,774	39,360	(24,658)
Loss for the period	(38,339)				(38,339)
Other comprehensive income for the Period	(37,659)			(37,659)
Total comprehensive income/(loss) for the Period	(75,998)			(37,659)	(38,339)
New share issue	249,284	3,741	245,543
Share based compensation program	2,691		2,691
Balance at the end at Dec. 31, 2021	475,677	30,965	506,008	1,701	(62,997)
Loss for the period	(12,851)				(12,851)
Other comprehensive income for the Period	(60,289)			(60,289)
Total comprehensive income/(loss) for the Period	(73,140)			(60,289)	(12,851)
New share issue	24	24
Share based compensation program	8,125		8,125
Balance at the end at Dec. 31, 2022	$ 410,685	$ 30,988	$ 514,133	$ (58,588)	$ (75,848)